UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

FORM N-Q

MARCH 31, 2017

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.3%
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 0.9%
General Motors Co.	115,000	$4,066,400

Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	36,770	4,765,760

Media - 5.7%
Comcast Corp., Class A Shares	300,140	11,282,262
Time Warner Inc.	106,720	10,427,611
Walt Disney Co.	23,620	2,678,272

Total Media		24,388,145

Specialty Retail - 2.6%
Home Depot Inc.	75,000	11,012,250

TOTAL CONSUMER DISCRETIONARY		44,232,555

CONSUMER STAPLES - 13.6%
Beverages - 3.2%
Anheuser-Busch InBev SA/NV, ADR	31,780	3,488,173
Coca-Cola Co.	150,900	6,404,196
PepsiCo Inc.	33,170	3,710,396

Total Beverages		13,602,765

Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	34,320	5,755,121
CVS Health Corp.	47,430	3,723,255
Sysco Corp.	46,550	2,416,876
Wal-Mart Stores Inc.	71,230	5,134,258

Total Food & Staples Retailing		17,029,510

Food Products - 3.4%
Lamb Weston Holdings Inc.	60,000	2,523,600
Mondelez International Inc., Class A Shares	44,620	1,922,230
Nestle SA, ADR	135,360	10,409,184

Total Food Products		14,855,014

Household Products - 3.0%
Kimberly-Clark Corp.	59,860	7,879,372
Procter & Gamble Co.	56,390	5,066,641

Total Household Products		12,946,013

TOTAL CONSUMER STAPLES		58,433,302

ENERGY - 5.7%
Energy Equipment & Services - 1.8%
Schlumberger Ltd.	98,150	7,665,515

Oil, Gas & Consumable Fuels - 3.9%
Enbridge Inc.	173,449	7,257,106
Exxon Mobil Corp.	62,400	5,117,424
Williams Cos. Inc.	150,000	4,438,500

Total Oil, Gas & Consumable Fuels		16,813,030

TOTAL ENERGY		24,478,545

FINANCIALS - 14.3%
Banks - 3.4%
Bank of America Corp.	106,640	2,515,637
JPMorgan Chase & Co.	91,600	8,046,144
Wells Fargo & Co.	74,580	4,151,123

Total Banks		14,712,904

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Capital Markets - 4.2%
Bank of New York Mellon Corp.	150,820	$7,123,229
BlackRock Inc.	11,000	4,218,610
Blackstone Group LP	232,160	6,895,152

Total Capital Markets		18,236,991

Diversified Financial Services - 3.5%
Berkshire Hathaway Inc., Class B Shares	89,230	14,872,857	*

Insurance - 3.2%
MetLife Inc.	140,116	7,400,927
Travelers Cos. Inc.	52,830	6,368,128

Total Insurance		13,769,055

TOTAL FINANCIALS		61,591,807

HEALTH CARE - 6.3%
Health Care Providers & Services - 1.2%
UnitedHealth Group Inc.	31,880	5,228,639

Pharmaceuticals - 5.1%
Johnson & Johnson	63,900	7,958,745
Merck & Co. Inc.	114,410	7,269,611
Pfizer Inc.	126,030	4,311,486
Zoetis Inc.	43,170	2,303,983

Total Pharmaceuticals		21,843,825

TOTAL HEALTH CARE		27,072,464

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.1%
Raytheon Co.	58,240	8,881,600

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	66,710	7,157,983

Commercial Services & Supplies - 1.8%
Waste Management Inc.	106,230	7,746,292

Industrial Conglomerates - 1.9%
3M Co.	43,440	8,311,375

Machinery - 0.5%
Pentair PLC	35,000	2,197,300

Road & Rail - 1.9%
Union Pacific Corp.	79,190	8,387,805

TOTAL INDUSTRIALS		42,682,355

INFORMATION TECHNOLOGY - 14.3%
Internet Software & Services - 2.3%
Alphabet Inc., Class C Shares	11,971	9,930,663	*

IT Services - 3.6%
Automatic Data Processing Inc.	66,190	6,777,194
MasterCard Inc., Class A Shares	39,000	4,386,330
Visa Inc., Class A Shares	50,000	4,443,500

Total IT Services		15,607,024

Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	116,500	4,202,155
Texas Instruments Inc.	122,000	9,828,320

Total Semiconductors & Semiconductor Equipment		14,030,475

Software - 2.5%
Microsoft Corp.	163,940	10,797,088

Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.	76,880	11,044,581

TOTAL INFORMATION TECHNOLOGY		61,409,831

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY		SHARES	VALUE
MATERIALS - 5.3%
Chemicals - 4.1%
E.I. du Pont de Nemours & Co.		75,760	$6,085,801
Ecolab Inc.		37,450	4,693,983
PPG Industries Inc.		65,000	6,830,200

Total Chemicals			17,609,984

Containers & Packaging - 1.2%
International Paper Co.		98,900	5,022,142

TOTAL MATERIALS			22,632,126

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.		77,300	9,395,042
Healthcare Trust of America Inc., Class A Shares		119,680	3,765,133
Weyerhaeuser Co.		145,920	4,958,361

Total Real Estate			18,118,536

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T Inc.		133,360	5,541,108
Verizon Communications Inc.		118,525	5,778,094

Total Telecommunication Services			11,319,202

UTILITIES - 5.8%
Electric Utilities - 3.2%
Brookfield Infrastructure Partners LP		240,060	9,283,120
NextEra Energy Inc.		35,100	4,505,787

Total Electric Utilities			13,788,907

Independent Power and Renewable Electricity Producers - 0.9%
Brookfield Renewable Partners LP		94,264	2,792,797
Brookfield Renewable Partners LP		38,900	1,156,497

Total Independent Power and Renewable Electricity Producers			3,949,294

Multi-Utilities - 1.7%
WEC Energy Group Inc.		118,530	7,186,474

TOTAL UTILITIES			24,924,675

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $250,794,451)			396,895,398

	RATE
SHORT-TERM INVESTMENTS - 8.0%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $34,175,131)	0.555%	34,175,131	34,175,131

TOTAL INVESTMENTS - 100.3% (Cost - $284,969,582#)			431,070,529
Liabilities in Excess of Other Assets - (0.3)%			(1,243,819)

TOTAL NET ASSETS - 100.0%			$429,826,710

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$396,895,398	—	—	$396,895,398
Short-Term Investments†	$34,175,131	—	—	$34,175,131

Total Investments	$431,070,529	—	—	$431,070,529

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$147,637,755
Gross unrealized depreciation	(1,536,808)

Net unrealized appreciation	$146,100,947

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017